Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - Chardan Healthcare Acquisition 2 Corp. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Money Market investments	$ 86,254,797	$ 86,247,631
Liabilities
Warrant liability – Private Placement Warrants	3,745,000	4,025,000
Amount at Fair Value [Member]
Assets
Money Market investments	86,254,797	86,247,631
Liabilities
Warrant liability – Private Placement Warrants	$ 3,745,000	$ 4,025,000